Interests in subsidiaries (Tables)	12 Months Ended
Jun. 30, 2022
Interests in subsidiaries [Abstract]
Interests in Subsidiaries
The consolidated financial statements incorporate the assets, liabilities and results of the following subsidiaries in accordance with the accounting policy described in note 2:

		Ownership interest
Name	Principal place of business / Country of incorporation	30 June 2022%	30 June 2021%

Iris Energy Custodian Pty Ltd	Australia	100%	100%
SA 1 Holdings Ltd	Australia	100%	100%
SA 2 Holdings Ltd	Australia	100%	100%
Podtech Data Centers Inc.	Canada	100%	100%
IE CA 1 Holdings Ltd.	Canada	100%	100%
IE CA 2 Holdings Ltd.	Canada	100%	100%
IE CA 3 Holdings Ltd.	Canada	100%	100%
IE CA 4 Holdings Ltd.	Canada	100%	100%
IE CA 5 Holdings Ltd.	Canada	100%	100%
IE CA Development Holdings Ltd.	Canada	100%	100%
IE CA Development Holdings 2 Ltd.	Canada	100%	100%
IE CA Development Holdings 3 Ltd.	Canada	100%	100%
IE CA Development Holdings 4 Ltd.	Canada	100%	100%
IE CA Development Holdings 5 Ltd.	Canada	100%	100%
IE US 1, Inc.	United States of America	100%	100%
IE CA Development Holdings 7 Ltd.	Canada	100%	-
Iris Energy Holdings Pty Ltd.	Australia	100%	-
TAS 1 Holdings Ltd	Australia	100%	-
IE US Development Holdings 1 Inc.	United States of America	100%	-
IE US Holdings Inc.	United States of America	100%	-
IE US Development Holdings 3 Inc.	United States of America	100%	-
IE US Development Holdings 4 Inc.	United States of America	100%	-
IE US Operations Inc.	United States of America	100%	-
IE US Hardware 1 Inc.	United States of America	100%	-
IE US Hardware 2 Inc.	United States of America	100%	-
IE US Hardware 3 Inc.	United States of America	100%	-
IE US Hardware 4 Inc.	United States of America	100%	-